Note 6 - Share-based Payments (Details Textual)			3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) shares	Jan. 01, 2018 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2016
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	3,826,952		3,826,952		3,025,826	2,453,586
Expense from share-based payment transactions with employees			$ 675,126	$ 83,741
Expense from share-based payment transactions with employees, allocated to general and administrative expenses			538,618	25,255
Expense from share-based payment transactions with employees, allocated to research and development expenses			136,508	$ 58,486
Unrecognized share-based compensation expense, net of related forfeiture estimates	$ 8,500,000		$ 8,500,000
Unrecognized share-based compensation expense, period for recognition			1 year 182 days
Employee stock option plan [member[
Statement Line Items [Line Items]
Number of share options available for issuance | shares	3,786,886		3,786,886
Number of share options outstanding in share-based payment arrangement at end of period	2,913,582		2,913,582		2,997,836
2017 Omnibus Plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	913,370		913,370		27,990
Number of share options available for issuance, increase, lower limit, percentage of common shares outstanding			4.00%		4.00%
Number of share options available for issuance, increase, lower limit, shares | shares		1,268,703
2017 Omnibus Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Number of share options available for issuance | shares	3,659,308		3,659,308		2,390,605
Deferred share units (DSUs) [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees, allocated to general and administrative expenses	$ 56,667
Number of other equity instruments granted in share-based payment arrangement	3,738
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 15.15